Financial Instruments - Fair Value of Financial Assets and Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019
Investment Securities [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value			$ 14
Senior note liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 16,111	$ 12,994	10,919
Change in Fair value	1,834	(122)	(774)
Cumulative change in FV	$ 1,260	$ (574)	$ (172)